Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax (Benefit) Expense
Total income tax expense for the years ended December 31 is as follows:

	2017	2016	2015
Income tax expense (benefit) attributable to operations:
Current tax expense (benefit)	$83,114	558,016	551,052
Deferred tax expense (benefit)	125,443	(202,860)	(307,986)
Total income tax expense (benefit) attributable to net income (loss)	208,557	355,156	243,066
Income tax effect on AOCI:
Attributable to unrealized gain (loss) on:
Investments	437,719	357,363	(691,519)
Postretirement obligations	(2)	36	—
Foreign exchange	461	373	(2,159)
Total income tax effect on equity	$646,735	712,928	(450,612)

Income Tax (Benefit) Expense Computed at the Statutory Rate
Income tax expense computed at the statutory rate of 35% varies from Income tax expense reported in the Consolidated Statements of Operations for the respective years ended December 31 as follows:

	2017	2016	2015
Income tax expense computed at the statutory rate	$322,882	400,167	295,177
Dividends-received deductions and tax-exempt interest	(38,369)	(40,326)	(40,687)
State income tax	(2,074)	11,266	4,642
Accrual (release) of LIH tax credits and benefits (1)	11,691	(5,819)	(1,284)
Accrual (release) of tax contingency reserve	522	373	(10,701)
Foreign tax, net	(3,410)	(3,587)	(3,143)
COLI	(14,301)	(7,833)	(2,285)
Penalties	232	(47)	529
Deferred tax revaluation due to tax rate change (2)	(70,281)	—	—
Other	1,665	962	818
Income tax expense (benefit) as reported	$208,557	355,156	243,066

Significant Components of Net Deferred Tax Asset (Liability)
Tax effects of temporary differences giving rise to the significant components of the net deferred tax asset (liability). The net deferred tax asset (liability) on the Consolidated Balance Sheets at December 31 is as follows:

	2017	2016
Deferred tax assets:
Policy reserves	$2,793,209	3,326,409
Expense accruals	5,569	40,792
Other-than-temporarily impaired assets	11,352	40,821
Provision for postretirement benefits	32,490	49,437
Other	1,148	3,267
Total deferred tax assets	2,843,768	3,460,726
Deferred tax liabilities:
Policy reserves	(795,733)	—
Deferred acquisition costs	(589,011)	(1,533,188)
Investment income	(303,537)	(253,987)
Depreciation and amortization	(36,005)	(59,822)
Net unrealized gains on investments and foreign exchange	(1,295,898)	(1,225,720)
Total deferred tax liabilities	(3,020,184)	(3,072,717)
Net deferred tax asset (liabilities)	$(176,416)	388,009

Reconciliation of Unrecognized Tax Benefits
recognizes liabilities for certain unrecognized tax benefits. Reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2017	2016
Balance at January 1	$1,697	1,367
Additions based on tax positions related to the current year	845	330
Amounts released related to tax positions taken in prior years	(386)	—
Balance at December 31	$2,156	1,697